Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	7 Months Ended	12 Months Ended	13 Months Ended	19 Months Ended	25 Months Ended	31 Months Ended	37 Months Ended	43 Months Ended	49 Months Ended	55 Months Ended	61 Months Ended
	May 21, 2021	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2026	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
C000232072
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value	$ 9,742	$ 9,847	$ 9,790		$ 8,653	$ 8,142	$ 8,412	$ 8,726	$ 8,604	$ 8,705	$ 8,882	$ 9,153	$ 9,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,105	$ 10,112		$ 9,065	$ 8,796	$ 8,980	$ 9,282	$ 9,216	$ 9,398	$ 9,776	$ 10,085	$ 10,147